UNSECURED CONVERTIBLE DEBENTURES	12 Months Ended
Aug. 31, 2019
Debt instruments held [abstract]
UNSECURED CONVERTIBLE DEBENTURES [Text Block]

12. UNSECURED CONVERTIBLE DEBENTURES

On January 31, 2018, $115,000 of unsecured convertible debentures were issued. Each convertible debenture had a maturity date of January 31, 2020 (the “maturity date”) and bore interest from the date of closing at 6.00% per annum, payable semi-annually on June 30 and December 31 of each year commencing on June 30, 2018. Each convertible debenture was convertible, at the option of the holder, into common shares of the Company (“common shares”) at any time prior to the close of business on the earlier of: (i) the business day immediately preceding the maturity date, and (ii) if subject to redemption in the event of a change of control, the business day immediately preceding the payment date, at a conversion price of $5.42 per common share (the “conversion price”), subject to adjustment in certain events and to forced conversion by the Company in accordance with the indenture governing the convertible debentures. The Company may force conversion of the aggregate principal amount of the then outstanding convertible debentures at the conversion price on not less than 30 days’ notice should the daily volume weighted average trading price (“VWAP”) of the common shares be greater than $7.05 for any 10 consecutive trading days. The Company is also required to redeem the debentures at the holder’s option in the event of a change in control at a price equal to 104% of the principal amount plus accrued and unpaid interest.

The Company had allocated the gross proceeds from issuance between the estimated fair value of the debt and equity components using the residual method. The Company used an effective annualized discount rate of 15.3% to arrive at the valuation of the debt component before issue costs at $98,095 and the equity component at $16,905. The effective interest rate on the debt component, inclusive of the equity discount and issue costs, was 18.0% .

On February 27, 2019, the Company elected to exercise its right under the indenture governing the convertible unsecured debentures to convert all of the principal amount outstanding of the remaining debentures on April 1, 2019 into common shares of the Company on the basis of the daily VWAP of the common shares having exceeded $7.05 for 10 consecutive trading days. As of close of markets on February 26, 2019, the VWAP of the common shares for 10 consecutive trading days exceeded $7.05. The conversion was completed on April 1, 2019. It should be noted that although the Company exercised its right to force conversion, holders of the debentures still had the right to convert their debentures at their discretion prior to April 1, 2019 and therefore approximately $37,738 (face value) of debentures were converted into 6,962,725 common shares during the month of March 2019. The Company did not issue fractional common shares on the conversion. Instead, the Company, in lieu of delivering a certificate representing such fractional interest, made a cash payment to the holder of an amount equal to the fractional interest in accordance with the indenture. As of April 1, 2019, no further liability or obligation exists with respect to the convertible unsecured debentures.

The debt component was measured at amortized cost. The conversion of debentures to common shares represents a non-cash financing activity, which has been excluded from the Company’s statement of cash flows as these transactions do not provide or use any cash.

The balance of the debt component as at August 31, 2019 and August 31, 2018 consists of the following:

	AUGUST 31, 2019	AUGUST 31, 2018

Debentures - maturing January 31, 2020 bearing interest at an interest rate of 6.00% - face value	$115,000	$115,000

Less: conversion of debentures, cumulative (Note 13(iii))	(115,000)	(2,018)

Debentures - outstanding face value	-	112,982

Less: allocation to reserve for options and warrants for debenture discount	(16,905)	(16,905)

Amortization of debenture discount	8,030	4,324

Less: issue costs	(7,155)	(7,155)

Issue costs allocated to equity	1,061	1,061

Amortization of issue costs	2,899	1,559

Unamortized discount and issue costs transferred to equity upon conversion of debentures	12,070	-

Debentures - carrying value	-	95,866

Less: current portion of debentures	-	-

Long-term portion	$-	$95,866